Lease (Details) - Schedule of Future Minimum Rent Payable - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Future Minimum Rent Payable [Abstract]
2025	$ 46,454
Less: imputed interest	(1,185)
Present value of lease liabilities	$ 45,269	$ 104,749